FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis
The Company's financial assets and liabilities measured at fair value on a recurring basis, consisted of the following types of instruments:

	December 31, 2018
	Level 1	Level 2	Level 3	Total
Liabilities:
Derivative financial instruments	-	$210	-	$210

	December 31, 2017
	Level 1	Level 2	Level 3	Total
Assets:
Derivative financial instruments	$-	$159	$-	$159